BORROWINGS - Bank and Oher Borrowings (Details) - Dec. 31, 2022 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
BORROWINGS
2023	¥ 513,977	$ 74,520
2024	521,078	75,549
2025	491,867	71,314
2026	378,925	54,939
2027	335,999	48,715
2028 and thereafter	¥ 1,338,336	$ 194,040